Accounts Payable, Accrued Liabilities, and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable, Accrued Liabilities, and Other Liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	June 30,	December 31,
	2026	2025
Refundable entrance fees	$226,875	$221,147
Other accounts payable and accrued liabilities	74,889	57,024
Accrued construction costs	4,382	6,039
Accounts payable, accrued liabilities, and other liabilities	$306,146	$284,210

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	December 31,
	2025	2024
Refundable entrance fees	$221,147	$236,563
Other accounts payable and accrued liabilities.	57,024	68,924
Accrued construction costs	6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$284,210	$311,448